Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings per share [Abstract]
Calculation of Basic and Diluted Earnings Per Share
  The calculation of basic and diluted earnings per share for each period presented was as follows:

	Year Ended December 31,
(amounts in millions, except per share data)	2011	2010	2009

Net income	$521.9	$562.9	$475.5

Average shares outstanding (basic)	245.0	243.1	221.4
Common stock equivalents	2.1	2.4	2.2
Incremental shares from assumed conversion of convertible debentures	2.1	2.0	1.4

Shares utilized in diluted earnings per share calculation	249.2	247.5	225.0

Earnings per share:
Basic	$2.13	$2.32	$2.15
Diluted	$2.09	$2.27	$2.11